Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Taxes at Irish statutory rate of 12.5% (2015:12.5%; 2014:12.5%)	$ 37,522	$ 34,856	$ 25,340
Foreign and other income taxed at higher rates	4,642	4,614	3,152
Research & development tax incentives	(907)	(695)	(1,810)
Movement in valuation allowance	1,208	(4,133)	(1,965)
Effects of change in tax rates	576	(16)	543
Increase/(decrease) in unrecognized tax benefits	(1,521)	5,085	2,869
Effects of permanent items	(4,259)	(463)	2,048
Other	732	63	71
Provision for income taxes	$ 37,993	$ 39,311	$ 30,248